Purchase commitments, contingent liabilities and other - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statements [Line Items]
Loan commitments	¥ 27,564	¥ 50,965
Contractual commitments for acquisition of property, plant and equipment and intangible assets	205,881	160,919
Contractual commitments for purchase of material	152,356	211,930
Contractual commitments for the use of certain IT services	251,478
Contingent liability for guarantees [member]
Statements [Line Items]
Estimated contingent liability	¥ 4,161	410
Pictures [Member]
Statements [Line Items]
Contractual commitments, Term	4 years
Contractual obligation to make payments	¥ 197,999	188,592
Music [Member]
Statements [Line Items]
Contractual commitments, Term	4 years
Contractual obligation to make payments	¥ 283,211	272,297
Game And Network Services [Member]
Statements [Line Items]
Contractual commitments, Term	4 years
Contractual obligation to make payments	¥ 43,202	¥ 33,436